Accrued Expenses and Other Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019
Accrued Expenses and Other Liabilities [Abstract]
Accrued interest payable	$ 4,849	$ 10,779
Accrued expenses	12,575	5,090
Total accrued expenses and other liabilities	$ 17,424	$ 15,869